Cover	Aug. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 25, 2026
Entity File Number	000-50274
Entity Registrant Name	SPECTRAL CAPITAL CORPORATION
Entity Central Index Key	0001131903
Entity Tax Identification Number	51-0520296
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	701 Fifth Ave
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
City Area Code	(206)
Local Phone Number	262-7799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false